Additional Financial Information of Parent Company - Schedule I Balance Sheets Parenthetical (Details) - $ / shares	Dec. 31, 2023	Dec. 31, 2022
Shareholders’ Equity:
Ordinary shares, par value ( in dollars per share)	$ 0.0005	$ 0.0005
Ordinary shares, shares authorized	1,000,000,000	1,000,000,000
Ordinary shares, shares issued	191,052,818	191,052,818
Ordinary shares, shares outstanding	191,052,818	191,052,818
Parent Company
Shareholders’ Equity:
Ordinary shares, par value ( in dollars per share)	$ 0.0005	$ 0.0005
Ordinary shares, shares authorized	1,000,000,000	1,000,000,000
Ordinary shares, shares issued	191,052,818	191,052,818
Ordinary shares, shares outstanding	191,052,818	191,052,818